Events Occurring After the Reporting Date	6 Months Ended
Jul. 31, 2019
Disclosure of non-adjusting events after reporting period [abstract]
Events Occurring After the Reporting Date

21	Events occurring after the reporting date

In August 2019, the following equity transactions occurred :

(1)	28,571,431 ordinary shares, at a price of $0.07 per share in a cash offering and 28,571,431 warrants to purchase ordinary shares were issued to certain investors, for a total cash consideration of NZ $3.1m / US$2.0m. The warrants are immediately exercisable, expiring 5.5 years from the date of issue, at an exercise price per share of US$0.07, and may be exercised on a ‘cashless’ basis based on as Black Scholes valuation from 6 months after the issue. The Company also issued warrants to certain designees of the placement agent to purchase 2,285,714 ordinary shares at an exercise price of $0.0875 per share. The placement agent warrants are immediately exercisable and expire 5.5 years from date of the cash offering.

(2)	The Company agreed to reduce the exercise price of outstanding warrants held by certain investors, consisting of warrants to purchase up to 18.55m ordinary shares at an exercise price of US$0.10 per share that expire in October 2021, June 2023 and July 2025. The Company agreed to amend each of the outstanding warrants to reduce the exercise price to US$0.07.

(3)	The Company issued 57,142,857 ordinary shares to suppliers at a price of $0.07 per share in exchange for the cancellation of NZ$6.2m / US$4.0m trade payables and the establishment of prepayment credits.

In October 2019, the following funding transaction occurred :

The Company completed a private placement of a convertible promissory note and a warrant to purchase ordinary shares, for a purchase price of NZ$3.2m / US$2m, with a principal balance before discount and expenses of US$2.12m. The holder had the right to exchange the warrant for a 5% increase in the balance of the note. On October 9, 2019, the holder exercised this right, and as result the warrant was cancelled and the balance of the note was increased by US$106,100. The note balance was further increased to US$2.51m on November 21 2019 due to additional funding requirement deadline not being met. The note accrues daily interest at 20% p.a., and matures on October 4, 2021. The Company has the right to prepay the Note, subject to a 25% premium. The note is subordinated to the Company’s existing senior secured credit facility with the Bank of New Zealand, From April 7, 2020 the holder has the right to convert the outstanding balance of the note into the Company’s ordinary shares at a conversion price of US$0.05 per share.

In November 2019, the following funding transaction occurred :

The Company issued a NZ $ 4.8m / $US 3m convertible note in a private placement, maturing November 12 2021. The face value of the note is NZ $ 5.0m / $US 3.17m after discount and costs, with a cash consideration of $US 3m. The interest rate is 20% p.a.. The Company has the right to prepay the note at a 25% premium. The note is subordinated to the Company’s existing BNZ facility. The note outstanding balance is convertible into ordinary shares from May 13, 2020, at a conversion price of $US 0.04 per share. From May 13, 2020, the holder can request the company redeem any portion of the note, up to a maximum of $US0.4m per month. At same time 63.4m warrants were issued to the note holder at a $US 0.05 exercise price, exercisable at any time, with a November 30 2021 expiry date.

St. George Investments converted 12.1m convertible notes at an agreed $US 0.028 average price, reducing the principal value of the convertible note by $US 340k.

In December 2019, the following funding transaction occurred :

St. George Investments converted 75.3m convertible notes at an agreed price ranging from $US 0.020-0,025 price, reducing the principal value of the convertible not by $US 1690k.

On February 5, 2019, we received a notice from the Listing Qualifications Department of Nasdaq stating that, for the last 30 consecutive business days, the closing bid price for our Ordinary Shares had been below the minimum of US$1.00 per share required for continued inclusion on the Nasdaq Capital Market under Nasdaq Listing Rule 5550(a)(2). Compliance has been extended in November 2019 until February 3, 2020. In order to regain compliance, the bid price for shares of our Ordinary Shares must close at US$1.00 per share or more for a minimum of ten consecutive business days.

At the AGM on held on December 16, 2019 and in conjunction with a Board decision on timing, it was resolved to complete on December 20 2019 a reverse stock split of our Ordinary Shares, pursuant to which every 100 Ordinary Shares outstanding as of the effective time of the reverse stock split were combined into one Ordinary Share. This should resolve the Nasdaq requirement for a US $1.00 minimum share price.

The senior secured credit facility with the Bank of New Zealand matured on August 31, 2019 and has been extended to December 31 2019, with discussions underway to extend for a further period beyond 12 months. The bank covenants were breached since January 2019 and were reset at April 30, 2019. The reset inventory ratio has been breached to the date of signing these accounts.

A restructure or operations was commenced in October 2019 with initiatives to close the US wholesale business as well as the Australian office and to disestablish up to 50 roles globally by the end of the year, subject to consultation.